INCOME TAXES - Disclosure of detailed information about reconciliation of income tax expense at the statutory rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Major components of tax expense (income) [abstract]
Income (loss) from continuing operations before income taxes	$ (146,628)	$ (5,875)
Statutory income tax rate	29.00%	29.00%
Tax calculated at statutory rate	$ (42,522)	$ (1,704)
Non-deductible (non-taxable) items	2,643	3,742
Difference between current and future tax rates	421	281
Benefit of deductible temporary differences not recognized	27,245	1,349
Effect of tax rates in other jurisdictions	2,016
Other	(274)	(39)
Income tax (recovery) expense per financial statements	$ (10,471)	$ 3,629